Balance Sheet Components - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 3,788	$ 1,729
Less: Accumulated depreciation and amortization		(946)	(1,303)
Property and equipment, net	$ 2,846	2,880	486
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		517	76
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,217	1,059
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		76	405
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,978	189
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 38	$ 60